UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                     Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: March 31,2005
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID  83702
     13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,              Place,                   and Date of Signing:
Roderick MacKinnon      Boise, Idaho             April 28, 2005

Report Type (Check only one.):      [x]    13F Holding Report
                                    [ ]    13F Notice
                                    [ ]    13F Combination Report
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     82
Form 13F Information Table Value Total:     400733
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              604059105      308  3600.00 SH       SOLE                  3600.00
Abbott Laboratories            COM              002824100     4289 91992.00 SH       SOLE                 91992.00
Alliance Data Sys Corp         COM              018581108     5048 124950.00SH       SOLE                124950.00
Ametek Inc                     COM              031100100     8667 215325.00SH       SOLE                215325.00
Amgen Inc                      COM              031162100      216  3707.00 SH       SOLE                  3707.00
Amphenol Corp Cl A             COM              032095101     1159 31300.00 SH       SOLE                 31300.00
AptarGroup Inc                 COM              038336103    14638 281600.00SH       SOLE                281600.00
Arrow Electronics, Inc         COM              042735100     3853 152000.00SH       SOLE                152000.00
BISYS Group Inc                COM              055472104     3327 212150.00SH       SOLE                212150.00
BP PLC - Sponsored ADR         COM              055622104      520  8330.00 SH       SOLE                  8330.00
Baldor Electric                COM              057741100     6489 251417.00SH       SOLE                251417.00
Bank of America Corp           COM              060505104      438  9940.00 SH       SOLE                  9940.00
Beckman Coulter Inc            COM              075811109     9416 141700.00SH       SOLE                141700.00
Bed Bath & Beyond Inc          COM              075896100     4012 109800.00SH       SOLE                109800.00
Biomet, Inc                    COM              090613100     7298 201036.00SH       SOLE                201036.00
C R Bard                       COM              067383109    14052 206400.00SH       SOLE                206400.00
C.H. Robinson Wrldwd           COM              12541w100     7665 148750.00SH       SOLE                148750.00
CDW Corporation                COM              12512N105     4750 83800.00 SH       SOLE                 83800.00
Certegy                        COM              156880106     6485 187332.00SH       SOLE                187332.00
Charles River Labs             COM              159864107     2898 61600.00 SH       SOLE                 61600.00
Chevron Texaco Corp            COM              166764100     1540 26406.00 SH       SOLE                 26406.00
ChoicePoint Inc                COM              170388102     1805 45000.00 SH       SOLE                 45000.00
Cintas Corp                    COM              172908105     6619 160225.00SH       SOLE                160225.00
Cisco Systems Inc              COM              17275R102      206 11506.00 SH       SOLE                 11506.00
Citigroup Inc                  COM              172967101      411  9139.00 SH       SOLE                  9139.00
Comcast Corp Cl A SPL          COM              20030N200      234  7000.00 SH       SOLE                  7000.00
Compass Bancshares Inc         COM              20449H109     8569 188750.00SH       SOLE                188750.00
Costco Wholesale Corp          COM              22160K105     1156 26172.00 SH       SOLE                 26172.00
Danaher Corp                   COM              235851102    17827 333779.00SH       SOLE                333779.00
Donaldson Co                   COM              257651109    18453 571666.00SH       SOLE                571666.00
E.W. Scripps Co Cl A           COM              811054204     2998 61500.00 SH       SOLE                 61500.00
Edwards Lifesciences           COM              28176E108     4618 106860.00SH       SOLE                106860.00
Equifax Inc                    COM              294429105     7086 230900.00SH       SOLE                230900.00
Expeditors International       COM              302130109     1676 31300.00 SH       SOLE                 31300.00
Exxon Mobil Corp               COM              30231G102     2717 45579.00 SH       SOLE                 45579.00
Fastenal Co.                   COM              311900104     4009 72500.00 SH       SOLE                 72500.00
Fifth Third Bancorp            COM              316773100     1598 37169.00 SH       SOLE                 37169.00
First Data Corp                COM              319963104    16275 414008.00SH       SOLE                414008.00
Fiserv, Inc                    COM              337738108    16210 407290.00SH       SOLE                407290.00
General Electric Co            COM              369604103     4524 125455.00SH       SOLE                125455.00
Genlyte Group Inc              COM              372302109     2029 22550.00 SH       SOLE                 22550.00
Global Payments Inc.           COM              37940X102     5483 85025.00 SH       SOLE                 85025.00
Hospira Inc                    COM              441060100     5928 183698.00SH       SOLE                183698.00
ITT Industries                 COM              450911102     8352 92555.00 SH       SOLE                 92555.00
Idex Corp                      COM              45167R104    15898 394003.00SH       SOLE                394003.00
Int'l Business Machines        COM              459200101     1171 12818.00 SH       SOLE                 12818.00
Intel Corp                     COM              458140100      322 13865.85 SH       SOLE                 13865.85
J P Morgan Chase & Co          COM              46625H100      314  9084.00 SH       SOLE                  9084.00
Johnson & Johnson              COM              478160104      654  9743.00 SH       SOLE                  9743.00
Landstar System Inc            COM              515098101     1862 56870.00 SH       SOLE                 56870.00
MSC Industrial Direct Co Cl A  COM              553530106     4068 133100.00SH       SOLE                133100.00
Marshall & Ilsley Corp         COM              571834100     6122 146625.00SH       SOLE                146625.00
Micron Technology              COM              595112103      134 12968.00 SH       SOLE                 12968.00
Microsoft Corp                 COM              594918104      276 11434.00 SH       SOLE                 11434.00
National City Corp             COM              635405103     6139 183250.00SH       SOLE                183250.00
New York Community Bancorp     COM              649445103     3004 165427.00SH       SOLE                165427.00
North Fork Bancorp             COM              659424105    17438 628610.00SH       SOLE                628610.00
Pactiv Corp                    COM              695257105     5356 229400.00SH       SOLE                229400.00
Patterson Companies Inc        COM              703395103     8611 172400.00SH       SOLE                172400.00
Pentair Inc                    COM              709631105     4287 109925.00SH       SOLE                109925.00
Pepsico Inc                    COM              713448108      207  3900.00 SH       SOLE                  3900.00
Pfizer Inc                     COM              717081103      447 17027.00 SH       SOLE                 17027.00
Quest Diagnostics Inc          COM              74834L100    12129 115375.00SH       SOLE                115375.00
Robert Half Int'l Inc          COM              770323103     3423 126950.00SH       SOLE                126950.00
Rockwell Collins Inc           COM              774341101     2453 51550.00 SH       SOLE                 51550.00
Royal Dutch Petroleum Co       COM              780257804      363  6040.00 SH       SOLE                  6040.00
Sealed Air Corp                COM              81211K100     6967 134126.00SH       SOLE                134126.00
Teleflex Inc                   COM              879369106    11691 228427.00SH       SOLE                228427.00
U.S. Bancorp                   COM              902973304     9478 328866.86SH       SOLE                328866.86
UCBH Holdings Inc.             COM              90262T308     1422 35650.00 SH       SOLE                 35650.00
Viacom Inc Cl B                COM              925524308      924 26532.00 SH       SOLE                 26532.00
Washington Mutual Inc          COM              939322103      415 10507.00 SH       SOLE                 10507.00
Waters Corp                    COM              941848103     4055 113300.00SH       SOLE                113300.00
Wells Fargo & Co.              COM              949746101     2504 41872.00 SH       SOLE                 41872.00
Westamerica Bancorp            COM              957090103     3184 61500.00 SH       SOLE                 61500.00
Zimmer Holdings Inc            COM              98956P102     3509 45100.00 SH       SOLE                 45100.00
Zions Bancorporation           COM              989701107    14324 207540.00SH       SOLE                207540.00
Capital World Growth Income Fu COM              140543109      239 7084.0000SH       SOLE                7084.0000
Franklin Templeton, Oregon Tax COM              354723785      249 21123.3040SH      SOLE               21123.3040
Lord Abbett Affiliated Fund Cl COM              544001100      462 32162.1060SH      SOLE               32162.1060
MFS Charter Income Trust       COM              552727109       85 10000.0000SH      SOLE               10000.0000
Vanguard 500 Index Fund        COM              922908108      694 6377.6060SH       SOLE                6377.6060